Employee benefits (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ (5,664)	$ (4,598)	$ (4,503)
Salaries, accrued vacations and related charges [member]
IfrsStatementLineItems [Line Items]
Total	(4,287)	(3,652)	(3,478)
Management fees and charges [member]
IfrsStatementLineItems [Line Items]
Total	(17)	(14)	(14)
Variable compensation programs [member]
IfrsStatementLineItems [Line Items]
Total	(1,360)	(932)	(1,011)
Performance Award Program [Member]
IfrsStatementLineItems [Line Items]
Total	(697)	(468)	(416)
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	$ (663)	$ (464)	$ (595)